Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of movements in net deferred tax balance
Beginning balance	€ 25,556
Adoption of IFRS 15 and IFRS 9	790
Exchange and other movements	11
Charged to the income statement (continuing operations)	(434)	€ 1,897	€ (3,814)
Charged directly to OCI	(56)
Credited directly to equity	(4)	(9)	€ 9
Arising on acquisition and disposals	(8)
Ending balance	€ 24,275	€ 25,556